7. FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis
	Fair Value Measurement at Reporting Date Using
Description	As of September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash Equivalents	$602,255	$602,255	$-	$-